Statement of Financial Position - Parenthetical - shares	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Aug. 11, 2014
Statement of Financial Position
Common Stock, Shares Issued	18,798,000	1,100,000	16,315,500
Common Stock, Shares Outstanding	18,798,000		16,315,500	3,300,000